Cost of Sales (Tables)	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Disclosure of cost of sales

	US dollar
Figures in million	2018	2017	2016

Production costs (a)	1 167	1 089	914
Amortisation and depreciation of mining assets	192	179	144
Amortisation and depreciation of assets other than mining assets (b)	8	6	5
Rehabilitation expenditure/(credit) (c)	5	2	(3)
Care and maintenance costs of restructured shafts	10	8	8
Employment termination and restructuring costs (d)	16	5	1
Share-based payments (e)	19	29	23
Impairment of assets (f)	386	131	(3)
Other	(3)	(1)	(1)

Total cost of sales	1 800	1 448	1 088

(a)
Production costs include mine production and transport and refinery costs, applicable general administrative costs, movement in inventories and ore stockpiles, ongoing environmental rehabilitation costs and transfers for stripping activities. Employee termination costs are included, except for employee termination costs associated with major restructuring and shaft closures, which are separately disclosed.

Production costs for 2018 include US$78.6 million related to the Moab Khotsong operations. Production costs related to Hidden Valley were US$78.5 million lower than the comparative period due to the capitalisation of costs during the plant upgrade and the development of the stage 5 and 6 cut back. Refer to note 15 for further information.

6	COST OF SALES
(a) Production costs continued
Production costs, analysed by nature, consist of the following:

	US dollar
Figures in million	2018	2017	2016

Labour costs, including contractors[1]	759	662	559
Consumables	266	266	230
Water and electricity	199	170	148
Insurance	7	7	7
Transportation	9	13	12
Change in inventory[2]	(16)	27	7
Capitalisation of mine development costs	(121)	(97)	(93)
Stripping activities[3]	(13)	(6)	(3)
By-product sales	(7)	(17)	(23)
Royalty expense	9	16	12
Other	75	48	58

Total production costs	1 167	1 089	914

[1] Labour costs increased as a result of the acquisition of the Moab Khotsong operations, annual increases and bonuses.
[2] Change in inventory decreased as the physical gold stock increased mainly due to the acquisition of Moab Khotsong. The change in 2017 relates primarily to the effect of treating the run-of-mine stockpiles at Hidden Valley when the mining of stage 4 concluded.
[3] Stripping activities increased as a result of increased development at Hidden Valley.

(b)	Amortisation and depreciation of assets other than mining assets includes the amortisation of intangible assets.

(c)
For the assumptions used to calculate the rehabilitation costs, refer to note 26. This expense includes the change in estimate for the rehabilitation provision where an asset no longer exists as well as costs related to the rehabilitation process. For 2018, US$7.3 million (2017: US$7.1 million) (2016: US$4.8 million) was spent on rehabilitation in South Africa.

(d)
The employment termination and restructuring costs in 2018 relates to a voluntary severance programme. The 2017 amount includes contractor fees for the optimisation of the Hidden Valley operation of US$4.8 million.

(e)	Refer to note 34 for details on the share-based payment schemes implemented by the group.

(f)
Impairment recognised during the year is an outcome of forecast cost inflation, a subdued forecast gold price and the resultant impact on margins. Lower resource values at Doornkop's Kimberley Reef and Target North further contributed to the impairment recognised. Refer to note 15 for further information. The impairment/(reversal of impairment) of assets consists of the following:

	US dollar
Figures in million	2018	2017	2016

Tshepong Operations	71	19	—
Doornkop	23	—	(50)
Kusasalethu	42	52	—
Target 1	51	60	—
Joel	11	—	—
Unisel	35	—	—
Masimong	24	—	15
Target North	106	—	—
Hidden Valley	—	—	32
Other mining assets	23	—	—

Total impairment/(reversal on impairment) of assets	386	131	(3)

The impairment assessment performed at 30 June 2018 resulted from lower recoverable amounts driven by the lower increase in the forecast gold price relative to the forecast cost inflation assumptions used in the life-of-mine plans which impacted negatively on margins. There were no reversals of impairment recorded in the 2018 or 2017 financial years.

6	COST OF SALES continued

(f)	Impairment continued
The recoverable amounts of the CGU's where impairments were recognised or reversed as at 30 June 2018 are as follows:

Operation	Impairment assessment	Recoverable amount
Figures in million		US dollar

Tshepong Operations	The impairment was mainly driven by sensitivity to fluctuations in the gold price. Furthermore the updated life-of-mine for the Tshepong operations presented a marginal decrease in recovered grade.	538
Joel	The updated life-of-mine for the Joel operation, presented a marginal decrease in recovered grade.	63
Target 1	Exploration drilling results during the year pointed towards lower grade estimates within certain blocks that have now been excluded from the life-of-mine plans.	88
Unisel	Excluded the Leader Reef from the life-of-mine plan to focus on the higher grade Basal Reef. This reduced the life-of-mine from four years to eighteen months.	3
Masimong	The impairment at Masimong was as a result of the depletion of the higher grade B Reef and subsequent reduced life-of-mine.	4
Kusasalethu	Kusasalethu's old section of the mine at the operation was excluded in the FY19 life-of-mine plan.	155
Doornkop	The impairment of Doornkop is primarily as a result of a decrease in the Kimberley Reef's resource values.	198
Target North	The impairment of Target North was as a result of a decrease in resource values.	267
Other mining assets	The updated life-of-mine plans for the CGU's in Freegold and Harmony resulted in the impairment of other mining assets.	26

The recoverable amounts of the CGU's where impairments were recognised or reversed as at 30 June 2017 are as follows:

Operation	Impairment assessment	Recoverable amount
Figures in million		US dollar

Tshepong Operations	The impairment was mainly driven by the restriction on hoisting capacity at Phakisa along with the general pressure on margins.	595
Target 1	Information gained from the underground drilling during the year indicated that some areas of the bottom reef of the Dreyerskuil are highly channelised, which negatively impacted on the overall grade for the operation. These areas were subsequently excluded from the life-of-mine plan. This, together with the general pressure on margins, reduced the profitability of the operation over its life and contributed to the decrease in the recoverable amount.	153
Kusasalethu	The impairment was driven by a reduction in the additional attributable resource value as a result of a decrease in the ounces. The company investigated the viability of a decline to extend the life. The business case showed that the option was not feasible and therefore the resource ounces were reduced.	214

The recoverable amounts of the CGU's where impairments were recognised or reversed as at 30 June 2016 are as follows:

Operation	Impairment assessment	Recoverable amount
Figures in million		US dollar

Hidden Valley	The updated life-of-mine plan for Hidden Valley resulted in lower production for the 2017 financial year as the mine would only process ore stockpiles followed by an extended period of care and maintenance, compared to the previous plan. Stripping activities for stage 5 were planned to recommence in the 2018 financial year according to the year-end life-of-mine plan.	22
Doornkop	The higher recoverable amount for Doornkop, which resulted in the reversal was mainly due to the increased rand gold price assumption, improvements in operational efficiencies during the 2016 financial year that resulted in increased production levels in the updated life-of-mine plan and new mining areas included in the life-of-mine plan based on additional exploration performed during 2016.	190
Masimong	Masimong is a low margin operation and had a remaining life of three years at the time. The exploration programme to locate additional areas of the higher grade B Reef proved unsuccessful and was stopped during the 2016 financial year. In addition, the grade estimation of the Basal Reef decreased and as a result a portion of the resource was abandoned at 30 June 2016. The lower resource value resulted in a lower recoverable amount and the recognition of an impairment.	32

The recoverable amounts for these assets have been determined on a fair value less costs to sell basis using the assumptions per note 15 in discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3. During 2018, the resource multiples were reassessed in order to be reflective of current market conditions using multiples derived from past transactions with an adjustment for the gold price. The transactions were used to derive US$/oz multiples for resources. The resource per ounce values have decreased substantially as a result of the low levels of merger and acquisition activity influencing the marketability of resource companies in South Africa, and more specifically gold mining companies.

Disclosure of production costs
Production costs, analysed by nature, consist of the following:

	US dollar
Figures in million	2018	2017	2016

Labour costs, including contractors[1]	759	662	559
Consumables	266	266	230
Water and electricity	199	170	148
Insurance	7	7	7
Transportation	9	13	12
Change in inventory[2]	(16)	27	7
Capitalisation of mine development costs	(121)	(97)	(93)
Stripping activities[3]	(13)	(6)	(3)
By-product sales	(7)	(17)	(23)
Royalty expense	9	16	12
Other	75	48	58

Total production costs	1 167	1 089	914

[1] Labour costs increased as a result of the acquisition of the Moab Khotsong operations, annual increases and bonuses.
[2] Change in inventory decreased as the physical gold stock increased mainly due to the acquisition of Moab Khotsong. The change in 2017 relates primarily to the effect of treating the run-of-mine stockpiles at Hidden Valley when the mining of stage 4 concluded.
[3] Stripping activities increased as a result of increased development at Hidden Valley.

Disclosure of impairment of assets
The impairment/(reversal of impairment) of assets consists of the following:

	US dollar
Figures in million	2018	2017	2016

Tshepong Operations	71	19	—
Doornkop	23	—	(50)
Kusasalethu	42	52	—
Target 1	51	60	—
Joel	11	—	—
Unisel	35	—	—
Masimong	24	—	15
Target North	106	—	—
Hidden Valley	—	—	32
Other mining assets	23	—	—

Total impairment/(reversal on impairment) of assets	386	131	(3)

The impairment assessment performed at 30 June 2018 resulted from lower recoverable amounts driven by the lower increase in the forecast gold price relative to the forecast cost inflation assumptions used in the life-of-mine plans which impacted negatively on margins. There were no reversals of impairment recorded in the 2018 or 2017 financial years.

6	COST OF SALES continued

(f)	Impairment continued
The recoverable amounts of the CGU's where impairments were recognised or reversed as at 30 June 2018 are as follows:

Operation	Impairment assessment	Recoverable amount
Figures in million		US dollar

Tshepong Operations	The impairment was mainly driven by sensitivity to fluctuations in the gold price. Furthermore the updated life-of-mine for the Tshepong operations presented a marginal decrease in recovered grade.	538
Joel	The updated life-of-mine for the Joel operation, presented a marginal decrease in recovered grade.	63
Target 1	Exploration drilling results during the year pointed towards lower grade estimates within certain blocks that have now been excluded from the life-of-mine plans.	88
Unisel	Excluded the Leader Reef from the life-of-mine plan to focus on the higher grade Basal Reef. This reduced the life-of-mine from four years to eighteen months.	3
Masimong	The impairment at Masimong was as a result of the depletion of the higher grade B Reef and subsequent reduced life-of-mine.	4
Kusasalethu	Kusasalethu's old section of the mine at the operation was excluded in the FY19 life-of-mine plan.	155
Doornkop	The impairment of Doornkop is primarily as a result of a decrease in the Kimberley Reef's resource values.	198
Target North	The impairment of Target North was as a result of a decrease in resource values.	267
Other mining assets	The updated life-of-mine plans for the CGU's in Freegold and Harmony resulted in the impairment of other mining assets.	26

The recoverable amounts of the CGU's where impairments were recognised or reversed as at 30 June 2017 are as follows:

Operation	Impairment assessment	Recoverable amount
Figures in million		US dollar

Tshepong Operations	The impairment was mainly driven by the restriction on hoisting capacity at Phakisa along with the general pressure on margins.	595
Target 1	Information gained from the underground drilling during the year indicated that some areas of the bottom reef of the Dreyerskuil are highly channelised, which negatively impacted on the overall grade for the operation. These areas were subsequently excluded from the life-of-mine plan. This, together with the general pressure on margins, reduced the profitability of the operation over its life and contributed to the decrease in the recoverable amount.	153
Kusasalethu	The impairment was driven by a reduction in the additional attributable resource value as a result of a decrease in the ounces. The company investigated the viability of a decline to extend the life. The business case showed that the option was not feasible and therefore the resource ounces were reduced.	214

The recoverable amounts of the CGU's where impairments were recognised or reversed as at 30 June 2016 are as follows:

Operation	Impairment assessment	Recoverable amount
Figures in million		US dollar

Hidden Valley	The updated life-of-mine plan for Hidden Valley resulted in lower production for the 2017 financial year as the mine would only process ore stockpiles followed by an extended period of care and maintenance, compared to the previous plan. Stripping activities for stage 5 were planned to recommence in the 2018 financial year according to the year-end life-of-mine plan.	22
Doornkop	The higher recoverable amount for Doornkop, which resulted in the reversal was mainly due to the increased rand gold price assumption, improvements in operational efficiencies during the 2016 financial year that resulted in increased production levels in the updated life-of-mine plan and new mining areas included in the life-of-mine plan based on additional exploration performed during 2016.	190
Masimong	Masimong is a low margin operation and had a remaining life of three years at the time. The exploration programme to locate additional areas of the higher grade B Reef proved unsuccessful and was stopped during the 2016 financial year. In addition, the grade estimation of the Basal Reef decreased and as a result a portion of the resource was abandoned at 30 June 2016. The lower resource value resulted in a lower recoverable amount and the recognition of an impairment.	32

The sensitivity scenario of a 10% decrease or increase in the commodity price used in the discounted cash flow models and the resource values used (with all other variables held constant) would have resulted in the following impairment being recorded as at 30 June 2018 and 2017:

	US dollar
Figures in million	2018	2017

- 10% decrease
Tshepong Operations[1]	375	281
Kusasalethu	197	157
Hidden Valley	54	79
Target 1	122	137
Doornkop	149	71
Masimong	28	30
Moab Khotsong[1]	118	—
Joel[1]	64	—
Target 3	10	—
Other surface operations	39	20
Target North	132	—
Unisel	38	17
Bambanani[1]	16	10

+ 10% increase
Masimong	4	—
Target North	79	—
Unisel	31	—

[1] The carrying amounts of these CGU's include goodwill and any impairment losses are allocated first to goodwill and then to the identifiable assets.